Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Total	$ 816,885	$ 1,120,021
Less: accumulated amortization	(914,415)	(575,602)
Artwork trading platform [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Total	797,568	793,310
Software [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Total	933,732	902,313
Copyright [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Total